Supplement to the
Fidelity® Large Cap Growth Enhanced Index Fund
October 29, 2022
Summary Prospectus

Effective May 1, 2023, the fund has been reclassified from diversified to non-diversified.
GEI-SUSTK-0423-102 1.9885168.102	April 28, 2023